Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Accrued Expenses And Other Current Liabilities
Accrued employee compensation and benefit	$ 7	$ 73
Accrued professional fees	331	259
Refunds payable	750	750
Other	459	682
Accrued expenses and other current liabilities	$ 1,547	$ 1,764